Mainland China Contribution Plan	12 Months Ended
Feb. 28, 2021
Compensation And Retirement Disclosure [Abstract]
Mainland China Contribution Plan
17.	MAINLAND CHINA CONTRIBUTION PLAN

Full time employees of the Group in the PRC participate in a government-mandated defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. The PRC labor regulations require the Group to accrue for these benefits based on certain percentages of the employees’ salaries. The total contributions for such employee benefits were RMB16,799, RMB18,823 and RMB12,148(US$1,877) for the years ended February 28, 2019, February 29, 2020, and February 28, 2021 respectively. The Company enjoyed temporary exemption form mandated defined contribution plan in fiscal year 2021 of RMB4,213(US$651) due to COVID-19.